Summary of significant accounting policies	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies
Summary of significant accounting policies

Except for the changes that occurred with the adoption of the new standards (Note 2.3), accounting practices were applied consistently in the preparation of these financial statements and are described in the respective notes.

2.1            Basis of preparation and presentation of the financial statements

The financial statements have been prepared under the historical cost convention and were adjusted, when required, to reflect the fair value of assets and liabilities.

The consolidated financial statements presented in this 20-F are not equivalent to the statutory financial statements of the Company as issued under the requirements of the Brazilian jurisdiction. The date of authorization for issue of these consolidated financial statements is different from the date when the consolidated financial statements were issued in Brazil, there are differences due to adjusting and non adjusting events after the reporting period, under IAS 10 – Events after the Reporting Period.

The statutory financial statements (parent company and consolidated) for the year ended December 31, 2018 were authorized for issue on March 11, 2019, in accordance with the accounting practices adopted in Brazil and the International Financial Reporting Standards (“IFRS”), filed with the Brazilian Securities and Exchange Commission (Comissão de Valores Mobiliários – “CVM”) on March 13, 2019.

The preparation of financial statements requires the use of certain estimates. It also requires Management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

Issue of these financial statements was authorized by the Executive Board on October 17, 2019.

2.1.1        Consolidated financial statements

The consolidated financial statements were prepared and presented in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

(a)             Consolidation

The consolidated financial statements comprise the financial statements of the Braskem S.A. and the following entities:

		Total and voting interest - %
		Headquarters	2018	2017	2016
Direct and Indirect subsidiaries
Alclor Química de Alagoas Ltda ("Alclor")	(i)	Brazil			100.00
BM Insurance Company Limited ("BM Insurance")	(ii)	Bermuda	100.00
Braskem America Finance Company ("Braskem America Finance")		EUA	100.00	100.00	100.00
Braskem America, Inc. (“Braskem America”)		EUA	100.00	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00	100.00
Braskem Austria Finance GmbH ("Braskem Austria Finance")	(iii)	Austria			100.00
Braskem International GmbH ("Braskem Austria")	(iv)	Austria		100.00	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc")		Cayman Islands	100.00	100.00	100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00	100.00
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)		Netherlands	100.00	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00	100.00
Braskem Petroquímica Ltda. ("Braskem Petroquímica")	(v)	Brazil			100.00
Cetrel S.A. ("Cetrel")		Brazil	63.66	63.66
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.66	63.66
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00	100.00

Special Purpose Entity ("SPE")
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00	100.00
Fundo de Investimento Multimercado Crédito Privado Sol (“FIM Sol”)	(vi)	Brazil			100.00
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")	(vii)	Brazil	100.00

(i)        Merged into the subsidiary Braskem Petroquímica in April 2016.

(ii)      Created in October 2018.

(iii)     Terminated in January 2016.

(iv)     Terminated in June 2018.

(v)      Merged into the Braskem in December 2017.

(vi)     Contract terminated in 2016.

(vii)    Multi-asset fund created in December 2018.

2.2            Functional and foreign currency

(a)             Functional and presentation currency

The functional currency of the Company is the real. The presentation currency is also real.

(b)             Functional currency other than the Brazilian real

Certain subsidiaries have a different functional currency from that of the Braskem S.A., as follows:

Functional currency

Subsidiaries
Braskem Alemanha	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem México Sofom	U.S.dollar
Braskem Idesa , Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso

The other subsidiaries adopt the Brazilian real as functional currency.

(c)            Exchange variation effects

The effects from exchange variation on the Company’s transactions are mainly due to the variation in the rates of the following currencies:

	End of period rate at December 31			Average rate
							Variation
	2018	2017	Variation	2018	2017	2016	2018 - 2017	2017 - 2016
U.S. dollar - Brazilizan real	3.8748	3.3080	17.13%	3.6558	3.1925	3.4833	14.51%	-8.35%
Euro - Brazilian real	4.4390	3.9693	11.83%	4.3094	3.6089	3.8543	19.41%	-6.37%
Mexican peso - Brazilian real	0.1972	0.1681	17.31%	0.1901	0.1694	0.1871	12.24%	-9.50%
U.S. dollar - Mexican peso	19.6655	19.6890	-0.12%	19.2363	18.9142	18.6987	1.70%	1.15%
U.S. dollar - Euro	0.8729	0.8464	3.13%	0.8471	0.8871	0.9041	-4.50%	-1.89%

2.3            Changes in accounting policies

The Company adopted IFRS 15 – Revenue from Contracts with Customers” and “IFRS 9 – Financial Instruments” as of January 1, 2018.

Due to the transition methods chosen by the Company to apply these accounting standards, the comparative information throughout these financial statements has not been restated to reflect the requirements of the new standards.

The effects from the adoption of these standards are mainly due to the following:

·     Change in the impairment calculation methodology in accordance with IFRS 9 (Note 7);

·     Presentation of the variable considerations (bonuses) deducted directly from gross revenue (Note 27);

·     Change in the classification and measurement of financial assets (Note 2.3(a.2.i));

·     Change in the accounting of operations involving dollar put and call options designated for hedge accounting (Note 19.3.1(a.i)).

 (a.1)    IFRS 15 – Revenue from Contracts with Customers

IFRS 15 introduces a comprehensive framework to determine if and when revenue must be recognized, and by how much the revenue is measured. IFRS 15 replaces the standards IAS 18 – Revenue.

The Company adopted IFRS 15 using the cumulative effect method, with initial application of the standard on the initial date (i.e., January 1, 2018). As a result, the Company did not apply the requirements of IFRS 15 to the comparative period reported (2017).

The Company did not incur significant changes at the time or when measuring its sales revenue for the performance obligations identified, which are:

·                 Delivery of goods sold – the performance obligation ends when the ownership of the good is transferred to the client. For the Company, there was no difference between IAS 18 – Revenue and IFRS 15 upon recognition of the revenue associated with this performance obligation.

·                 Contracting freight to deliver goods – the performance obligation of the Company to contract freight to deliver the goods sold ends when the service is completed. The Company did not change the time of recognition, and continue to recognize at the time of the delivery of goods sold. The Company consider immaterial on its profit and loss any change in the time of recognition the performance obligation associated with freight.

The Company adopts the practice of contracting with certain clients bonuses for achieving sales targets. For clients which the Company expects will meet such targets and accordingly will receive a bonus are accrued the amounts due on a monthly basis. This provision, which until December 31, 2017 was recognized as a deduction from sales revenue, is presented, as of January 1, 2018, as a deduction from gross revenue.

The Company considers commercial discounts included on client invoices as part of the fair value of the revenue recognized, according to that established by the accounting standard (IAS 18) applicable until December 31, 2017. Therefore, the commercial discounts included on client invoices did not result in any changes as a result of adoption or measurement of its accounting recognition in accordance with IFRS 15.

 (a.2)    IFRS 9 – Financial Instruments

IFRS 9 – Financial Instruments establishes requirements for recognition and measurement of financial assets, liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 – Financial Instruments: Recognition and Measurement.

 (a.2.i)  Classification – Financial Assets

IFRS 9 has a new approach for the classification and measurement of financial assets that reflects the business model in which assets are managed and its cash flow characteristics.

IFRS 9 has three main classification categories for financial assets: measured at amortized cost (“AC”), at fair value through other comprehensive income (“FVTOCI”) and at fair value through profit and loss (“FVTPL”). The standard eliminates IAS 39 classifications of held-to-maturity, loans and receivables and available-for-sale. IFRS 9 requires the classification of financial assets based on the business model of the entity for managing their financial assets.

Pursuant to IFRS 9, embedded derivatives in contracts where the host is a financial asset under the standard’s scope are never separated. Instead, the hybrid financial instrument is assessed in its entirety for classification.

Based on its assessment, the Company did not have a relevant impact on the accounting of its financial investments resulting from new requirements of IFRS9. However, because some trade accounts receivables are sold to financial institutions and derecognized before the maturity date (Note 7), the Company classified part of its trade accounts receivables that could be sold at fair value under FVTOCI. The effect of this new classification on January 1, 2018 was R$601.

The following table and corresponding notes explain the original measurement categories, in accordance with IAS 39 and the new categories of measurement in accordance with IFRS 9, for each class of financial asset on January 1, 2018.

The effect from the adoption of IFRS 9 on the accounting balance of financial assets as of January 1, 2018 is related to the following:

(i)              New impairment calculation methodology

(ii)             Calculation of the fair value for receivables that, in accordance with the Company’s Business Model, may be sold before their maturities.

	Classification by category		Book value
	IAS 39	IFRS 9	IAS 39	IFRS 9

Cash and cash equivalents
Cash and banks	Loans and receivables	Amortized cost	1,428,766	1,428,766
Financial investments in Brazil	Loans and receivables	Fair value through profit or loss	1,706,784	1,706,784
Financial investments abroad	Held-for-trading	Fair value through profit or loss	639,543	639,543
			3,775,093	3,775,093

Financial investments
LFT's and LF's	Held-for-trading	Fair value through profit or loss	1,816,889	1,816,889
Time deposit investments	Loans and receivables	Amortized cost	440,616	440,616
Time deposit investments	Held-for-trading	Fair value through profit or loss	15,764	15,764
Other	Held-for-trading	Fair value through profit or loss	39,739	39,739
			2,313,008	2,313,008

Trade accounts receivable	Loans and receivables	Amortized cost	3,244,851	3,235,463
Trade accounts receivable	Loans and receivables	Fair value through other comprehensive income	73,841	73,240

Derivatives	Financial assets measured at fair value	Fair value through profit or loss	74,378	74,378

 (a.2.ii) Impairment – Financial and Contractual Assets

IFRS 9 replaced the “incurred loss” model from IAS 39 for a prospective model of "expected credit losses." This requires a relevant judgment regarding the way in which changes in economic factors affect the expected credit losses, which are determined based on weighted probabilities.

The new expected losses model will apply to financial assets measured at AC or FVTPL, excluding investments in equity instruments and contractual assets.

According to IFRS 9, provisions for expected losses are measured using one of the following bases:

·          The 12-month expected credit losses, i.e. expected credit losses from possible default events within 12 months after the reporting date, and whose credit risk does not increase significantly since initial recognition; and

·          The full lifetime expected credit losses (expected credit losses that result from all possible default events over the life of the financial instrument). The measurement of these credit losses applies when the credit risk of a financial asset at the reporting date has increased significantly since initial recognition.

The Company’s assessment indicated that the adoption of the expected credit loss model as required by IFRS 9 on January 1, 2018 resulted in an incremental amount of R$9,388, net of taxes.

The judgments of how changes in economic factors affect the expected credit losses of the Company are determined by stages that can be observed in Note 7.

 (a.2.iii)  Hedge Accounting

IFRS 9 requires that the Company ensure that hedge accounting relationships are aligned with the Company’s risk management objectives and strategies, and that a more qualitative and prospective approach is applied to assess hedge effectiveness. IFRS 9 also introduces new requirements for rebalancing hedge relations and prohibits the voluntary discontinuation of hedge accounting.

Upon adopting IFRS 9, the Company elected to account for changes to fair value of forward points separately, as hedge cost. Thus, as of January 1, 2018, these changes are recognized in other comprehensive income (loss) and accrued in a hedge cost reserve as a separate component in equity and subsequently accounted for in the same way as the cumulative gains or losses in the cash flow hedge reserve.

The types of hedge accounting relations presently designated by the Company meet the IFRS 9 requirements and are aligned with the organization's risk management objective and strategy.

(a.2.iv) Transition

The changes to accounting policies stemming from the adoption of IFRS 9 were applied prospectively, including:

(i)       Allowed exemption to not restate comparative information from prior periods due to changes in classification and measurement financial instruments, including expected credit losses.

(ii)     New requirements for hedge accounting.

(iii)   The following assessments were made based on facts and circumstances in place on the adoption date:

·        Determination of business model in which the financial asset is held.

·        Designation and revoking of prior designations of specific financial assets and liabilities measured at FVTPL.

2.4            New or revised pronouncements that are not yet effective

(a)        IFRS 16 – Leases

This pronouncement replaces the previous standards on leases, including IAS 17 – Leases and the corresponding interpretations, such as IFRIC 4 / SIC 15 and SIC 27.

The standard introduces a single and standardized model for the accounting of leases in the balance sheet of the lessees, in which it recognizes a right-of-use asset representing the right to use the leased asset and a lease liability that represents the obligation to pay the lease are recognized.  Exemptions from recognition will be allowed for low-value and short-term contracts.

In addition, the expenses related to these leases are no longer linear operating lease expense, going in accordance with IFRS 16 to be a cost of depreciation of use rights assets and interest expense on lease obligations.

The definition of leasing includes all contracts that entitle the use and control of an identifiable asset, including lease contracts and, potentially, some components of service agreements.

The variable elements of the payments related to leases (e.g., a machinery and/or equipment rental contract with part of the payments based on the asset’s productivity) are not considered in the calculation of the liability, and are recorded as operating expenses.

The Company will make the transition using the modified retrospective approach, i.e., it will apply the requirements of the commercial lease standard to all existing agreements on the initial adoption date, i.e. January 1, 2019. Therefore, information and balances will not be restated for comparison purposes.

The new accounting standard provides practical expedients whose election is optional.  The Company intends to adopt the following accounting policies during the transition:

·     Not to revaluate whether the contract is or contains any lease on the initial adoption date. Instead, will apply IAS 17 to agreements that have been previously identified as leases, using IAS 17 and IFRIC 4;

·     Opt not to separate non-lease components from lease components, considering them, therefore, as a single lease component;

·     Not to record contracts with terms above 12 months, that at the transition date, will end within 12 months as from the initial adoption date;

·     Not to record low-value agreements (R$30 for the company in Brazil or US$10 for foreign subsidiaries), in accordance with the policy defined by the Management.

·     Exclude the initial costs with measuring the asset from the right of use on the initial adoption date;

·     Use hindsight, such as determining the term of the lease, if the contract contains options to postpone or terminate the lease, among others; and

·     Apply a single discount rate to the lease portfolio with reasonably similar characteristics (such as leases with similar remaining lease terms, for a similar class of underlying asset in a similar economic environment and similar financing currencies – “portfolios”).

In this context, the Company expects the initial adoption of IFRS 16 to affect its financial statements and internal processes. The most significant impacts are related to:

 (1) recognition of new assets of right-of-use assets and lease liabilities in the balance sheet;

 (2) the disclosure of new significant information on lease activities.

The Company does not expect significant changes in lease activities in the period between the issuance of these financial statements and the date of initial adoption.

The effects expected as of January 1, 2019 are as follows:

·        Recognition of additional liabilities ranging between R$1,700,000 and R$1,900,000 as corresponding entries to the recognition of right-of-use assets. The amounts reflect the present value of the remaining minimum payments of the rent of existing operating leases;

·        The agreements that are exempt from recognition because they are short term and/or low value amount to an annual operating expense of approximately R$85,000.

Furthermore, as of the reporting date of these Financial Statements, the Company is developing processes and controls to meet the new requirements.

(b)             IFRIC 23 – Uncertainty on Income Tax Treatment

The new interpretation, that Company is obliged to adopt starting from January 1, 2019, establishes requirements for recognition and measurement in situations where the Company has determined, during the process of calculating taxes on net income (income tax and social contribution), the use of tax treatments that could be construed as uncertain and, therefore, could be questioned by the tax authorities.

The Company concluded its analyses of the adoption of this standard and did not identify impacts on the financial statements.